UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_| Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     X-10 Capital Partners (QP), LP

Address:  201 North Union Street, Suite 300
          Alexandria, Virginia 22314

13F File Number: 028-14092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark J. Kington
Title:  Managing Member
Phone:  (703) 519-7991



Signature, Place and Date of Signing:

  /s/ Mark J. Kington         Alexandria, Virginia            May 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]






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Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total:  $82,408
                                         (thousands)


List of Other Included Managers:


Form 13F File Number                    Name

028-14091                               X-10 Capital Management, LLC




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                                           FORM 13F INFORMATION TABLE
                                         X-10 Capital Partners (QP), LP
                                                  March 31, 2012


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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION   MNGRS      SOLE  SHARED  NONE
AKAMAI TECHNOLOGIES INC        COM            00971T101     807       22,000   SH         Defined               22,000
AMERICAN AXLE & MFG HLDGS IN   COM            024061103   3,068      262,000   SH         Defined              262,000
APOLLO GLOBAL MGMT LLC         CL A SHS       037612306   1,157       81,000   SH         Defined               81,000
APPLE INC                      COM            037833100   3,792        6,325   SH         Defined                6,325
BERKSHIRE HATHAWAY INC DEL     CL B NEW       084670702   6,492       80,000   SH         Defined               80,000
BROADCOM CORP                  CL A           111320107   3,734       95,000   SH         Defined               95,000
CAREFUSION CORP                COM            14170T101   2,334       90,000   SH         Defined               90,000
CHARTER COMMUNICATIONS INC D   CL A NEW       16117M305   1,110       17,500   SH         Defined               17,500
CHECK POINT SOFTWARE TECH LT   ORD            M22465104   1,979       31,000   SH         Defined               31,000
CHESAPEAKE LODGING TR          SH BEN INT     165240102   2,902      161,471   SH         Defined              161,471
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR  16945R104   1,554       92,500   SH         Defined               92,500
CITY TELECOM H K LTD           SPONSORED ADR  178677209   3,502      262,511   SH         Defined              262,511
COMCAST CORP NEW               CL A           20030N101   5,462      182,000   SH         Defined              182,000
DELTA AIR LINES INC DEL        COM NEW        247361702   1,635      165,000   SH         Defined              165,000
DOW CHEM CO                    COM            260543103   2,650       76,500   SH         Defined               76,500
FEDEX CORP                     COM            31428X106   3,991       43,400   SH         Defined               43,400
GENERAL MTRS CO                COM            37045V100   4,807      187,400   SH         Defined              187,400
GOODYEAR TIRE & RUBR CO        COM            382550101   1,077       96,000   SH         Defined               96,000
GOOGLE INC                     CL A           38259P508   2,308        3,600   SH         Defined                3,600
LIHUA INTL INC                 COM            532352101   2,020      351,332   SH         Defined              351,332
LYONDELLBASELL INDUSTRIES N    SHS - A -      N53745100   2,204       50,500   SH         Defined               50,500
MARVELL TECHNOLOGY GROUP LTD   ORD            G5876H105     999       63,500   SH         Defined               63,500
MINDSPEED TECHNOLOGIES INC     COM NEW        602682205     389       61,000   SH         Defined               61,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR  607409109   2,819      153,700   SH         Defined              153,700
MOSAIC CO NEW                  COM            61945C103   1,051       19,000   SH         Defined               19,000
NET 1 UEPS TECHNOLOGIES INC    COM NEW        64107N206   2,336      258,400   SH         Defined              258,400
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR  715684106   3,309      109,000   SH         Defined              109,000
POTASH CORP SASK INC           COM            73755L107     909       19,900   SH         Defined               19,900
RAYTHEON CO                    COM NEW        755111507   2,138       40,500   SH         Defined               40,500
SANDISK CORP                   COM            80004C101   1,299       26,200   SH         Defined               26,200
TIMKEN CO                      COM            887389104     822       16,200   SH         Defined               16,200
UNITED CONTL HLDGS INC         COM            910047109   1,645       76,500   SH         Defined               76,500
VIMPELCOM LTD                  SPONSORED ADR  92719A106   2,511      225,000   SH         Defined              225,000
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209   3,597      130,000   SH         Defined              130,000


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